Business Combinations - Identifiable assets and liabilities (Details) - Boyut Enerji ₺ in Thousands	Jul. 06, 2021 TRY (₺)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	₺ 15,039
Other current assets	15,528
Property, plant and equipment	342,889
Intangible assets	631,093
Other non-current assets	449
Borrowings	(411,129)
Trade and other payables	(21,326)
Due to related parties	(6,794)
Provisions	(100)
Employee benefit obligations	(208)
Deferred tax liabilities	(131,966)
Other liabilities	(202,640)
Fair value of total identifiable net assets (100%)	₺ 230,835